BANK DEBT (Financial Covenants for Debt Instruments) (Details) (USD $)	9 Months Ended	12 Months Ended				12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011	Sep. 30, 2012	Jun. 30, 2009	Dec. 31, 2012 Revolving credit facility [Member]	Sep. 30, 2011 2012 Financial Covenants Letter [Member]	Sep. 30, 2011 2006 Restructuring Agreement [Member]
Debt Instrument Restrictive Convenants [Line Items]
Amount of minimum cash reserve required under initial bank agreement's financial covenants					$ 20,000,000
Net Total Debt to EBITDA Ratio
The net total Debt to EBITDA ratio required under debt agreement commencing as of the third quarter of 2011 and ending on the first quarter of 2012								6.5
The net total Debt to EBITDA ratio required under debt agreement commencing as of the second quarter of 2012 and ending on the first quarter of 2013							5
The net total Debt to EBITDA ratio required under debt agreement commencing as of the second quarter of 2013 and ending on the first quarter of 2014							4
The net total Debt to EBITDA ratio required under debt agreement commencing as of the second quarter of 2014 until the loan is repaid in full							3.5
Interest Coverage Ratio
The total Interest Coverage ratio required under debt agreement commencing as of the third quarter of 2011 and ending on the second quarter of 2012							1
The total Interest Coverage ratio required under debt agreement commencing as of the third quarter of 2012 and ending on the first quarter of 2013							1.5
The total Interest Coverage ratio required under debt agreement commencing as of the second quarter of 2013 until the loan is repaid in full							2
Additional Covenants
Available and accessible cash reserves at an aggregate amount		15,000,000
Aggregate Amount Of Quarterly Accounts Receivable		20,000,000
Total future cash payments specified under new bank loan agreement					136,522,000			30,000,000
The maximum principal amount of loan balance outstanding that allows company to declare or pay dividends as stipulated in the negative covenant agreement								40,000,000
Carrying amount of the bank debt following the changes in the 2009 amendment					128,723,000
Effective annual interest rate on debt instrument	1.17%	1.17%	0.92%	1.13%
Annual principal payments made on debt instruments	10,266,000	15,133,000	10,000,000
Interest payments made on debt instrument	2,718,000	4,055,000	3,373,000
Portion of interest expense paid during the year relating to new effective interest rate on debt instrument and recorded as interest expenses in the financial expenses	685,000	1,250,000	1,070,000
Revolving credit facility amount		$ 5,000,000				$ 5,000,000
Revolving credit facility, expiration date						Dec. 31, 2013
Revolving credit facility, interest rate beyond LIBOR						5.50%